SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 01, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)
Amount of investments that qualify as VIE					$ 0	$ 0
Number of reportable segments			1		1
Number of operating segments			1		1
Cash Equivalents, at Carrying Value		$ 0	$ 0		$ 0	0
FDIC insurance Limit		3,655,716	459,725		3,655,716	1,695,763
Allowance for doubtful accounts		216,238	445,946		216,238	0
Threshold amount for capitalization of Property and equipment			3,000,000
Inventory Valuation Reserves		0			0	0
Payments to Acquire Businesses, Net of Cash Acquired				$ 750,000	1,499,937
Goodwill impairment					162,093
Advertising costs			4,232,734	776,086	$ 981,878	143,096
Amortization of Intangible Assets			$ 933,036	$ 783,567
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers | customer			3
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage			25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration risk, percentage			20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration risk, percentage			11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage			52.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration risk, percentage			24.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration risk, percentage			18.00%
Minimum
Finite-lived intangible asset, useful life					2 years
Maximum
Finite-lived intangible asset, useful life					9 years
Maximum | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			10.00%
Maximum | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of Major Customers			3
Concentration risk, percentage			10.00%
Spkr Inc and EON Media Group [Member]
Goodwill impairment					$ 719,688
Spkr Inc. [Member]
Asset impairment charges					1,405,142
EON Media Group Pte. Ltd [Member]
Payments to Acquire Businesses, Net of Cash Acquired	$ 750,000
Goodwill impairment		$ 4,442,487			4,442,487
Eon Brand Names [Member]
Asset impairment charges					$ 130,000	$ 6,350,000